Financial instruments - fair values and risk management - Contractual maturities of financial liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amounts	$ 38,266	$ 20,662	$ 18,565
Contractual cash flows	38,321	20,718	18,585
As previously reported
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amounts		20,759
Contractual cash flows		20,815
3 months or less
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	36,975	19,534	14,480
3 months or less | As previously reported
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		19,631
Between 3 - 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	753	337	4,037
Between 3 - 12 months | As previously reported
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		337
Between 1 - 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	593	847	68
Between 1 - 5 years | As previously reported
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		847
Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amounts	1,842	1,111	70
Contractual cash flows	1,897	1,167	71
Lease liabilities | As previously reported
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amounts		1,111
Contractual cash flows		1,167
Lease liabilities | 3 months or less
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	551	32	13
Lease liabilities | 3 months or less | As previously reported
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		32
Lease liabilities | Between 3 - 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	753	288	37
Lease liabilities | Between 3 - 12 months | As previously reported
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		288
Lease liabilities | Between 1 - 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	593	847	21
Lease liabilities | Between 1 - 5 years | As previously reported
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		847
Trade and other payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amounts	36,424	19,502	14,467
Contractual cash flows	36,424	19,502	14,467
Trade and other payables | As previously reported
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amounts		19,599
Contractual cash flows		19,599
Trade and other payables | 3 months or less
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	$ 36,424	19,502	14,467
Trade and other payables | 3 months or less | As previously reported
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		19,599
Loans from shareholders
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amounts		49	4,028
Contractual cash flows		49	4,047
Loans from shareholders | As previously reported
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amounts		49
Contractual cash flows		49
Loans from shareholders | Between 3 - 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		49	4,000
Loans from shareholders | Between 3 - 12 months | As previously reported
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		$ 49
Loans from shareholders | Between 1 - 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows			$ 47